Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (126,723)	$ (119,857)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,864	10,755
Stock-based compensation	476	771
Loss on equity method investments	3,059	46,936
Changes in Fair Value of Loans Receivable	(1,061)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(13,233)	378
Accounts receivable, net from related parties	(995)	(2,221)
Prepaid expenses and other current assets	(11,352)	(4,031)
Inventory, net	(2,736)
Other non-current assets	1,834	(2,361)
Accounts payable	7,019	664
Accrued expenses and other current liabilities	8,665	4,170
Deferred revenue, current and non-current (includes $44,632 and $(17,050) from related parties)	(19,423)	4,883
Deferred rent, non-current	1,045	9,095
Other non-current liabilities	2,661	0
Non-cash interest expense related to payments on lease financing obligations		51
Non-cash interest expense related to amortization of debt discount on convertible promissory notes		71
Gain on extinguishment of convertible promissory notes		(71)
Loss attributable to investments	1,070	7,797
Accrued interest income on loan receivable		(163)
Gain on termination of Glycosyn, LLC agreement		(1,530)
Net cash used in operating activities	(135,830)	(44,663)
Cash flows from investing activities:
Purchases of property and equipment	(57,821)	(22,219)
Purchase of loan receivable from Access Bio, Inc.	(10,000)
Issuance of loan receivable	(100)	(2,250)
Cash paid for investment in Synlogic, Inc.		(50,133)
Proceeds from loan receivable	800
Net cash used in investing activities	(67,121)	(74,602)
Cash flows from financing activities:
Proceeds from exercise of stock options	26	7
Repurchase of Founder shares	0	(408)
Principal payment on capital lease obligations	(598)	(736)
Proceeds from lease financing obligations		476
Principal payment on lease financing obligations	(150)	(92)
Proceeds from issuance of convertible promissory notes, net of issuance costs		198,957
Proceeds from issuance of Series E convertible preferred stock, net of issuance costs	91,040	212,181
Net cash provided by financing activities	90,318	410,385
Net increase (decrease) in cash, cash equivalents and restricted cash	(112,633)	291,120
Cash, cash equivalents and restricted cash, beginning of period	498,510	207,390
Cash, cash equivalents, and restricted cash, end of period	385,877	498,510
Supplemental disclosure of non-cash financing activities:
Purchases of equipment through capital leases		406
Purchases of property and equipment included in accounts payable and accrued expenses	14,458	605
Loan receivable received as consideration under customer arrangement	375
Cash paid for interest	$ 2,572	2,348
Cash paid for income taxes		31
Conversion of convertible promissory notes into Series E convertible preferred stock		211,608
Series E convertible preferred stock issuance costs included in accrued expenses		3,380
Issuance of loan receivable upon amendment of Glycosyn, LLC agreement		2,744
Allonnia, LLC equity interest received for intellectual property		$ 24,480